UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Clean Energy Income Fund, Goldman Sachs Energy Infrastructure Fund, and Goldman Sachs MLP Energy Infrastructure Fund is filed herewith.

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEBX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C671-SAR-0525

Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEGX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C663-SAR-0525

Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C614-SAR-0525

Class P

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEEX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C622-SAR-0525

Class R6

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C655-SAR-0525

Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Clean Energy Income Fund

GCEJX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Clean Power	79.8%
Solar Tech	9.7%
Bioenergy	5.6%
Wind Tech	3.5%
Other	0.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$35,760,426
# of Portfolio Holdings	42
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid	$146,958

Goldman Sachs Clean Energy Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C648-SAR-0525

Investor Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLEAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U262-SAR-0525

Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLECX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$107	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U254-SAR-0525

Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GAMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38150C200-SAR-0525

Class P

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLERX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$83	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U247-SAR-0525

Class R

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLESX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U239-SAR-0525

Class R6

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLEPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$54	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U221-SAR-0525

Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs Energy Infrastructure Fund

GLEIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Gathering + Processing	33.4%
Natural Gas	29.1%
Petroleum	16.8%
Liquefaction	12.8%
Midstream	3.3%
Upstream	1.6%
Wholesale	1.1%
Other	1.5%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$457,814,653
# of Portfolio Holdings	28
Portfolio Turnover Rate	13%
Total Net Advisory Fees Paid	$2,295,797

Goldman Sachs Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U213-SAR-0525

Investor Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$69	1.41%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C257-SAR-0525

Class A

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	2.16%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C240-SAR-0525

Class C

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GMNPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$51	1.04%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150B459-SAR-0525

Class P

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$81	1.66%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C224-SAR-0525

Class R

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	1.04%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150C887-SAR-0525

Class R6

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GMLPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	1.05%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C232-SAR-0525

Institutional Class

Semi-Annual Shareholder Report

May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GLPIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%Footnote Reference*,Footnote Reference†
Footnote	Description
Footnote*	Annualized.
Footnote†	Amount excludes the Fund's deferred/current income tax benefit.

Sector Allocation (%)

Gathering + Processing	39.4%
Natural Gas	29.7%
Wholesale	9.6%
Petroleum	9.6%
Liquefaction	6.3%
Midstream	3.0%
Upstream	2.8%
Retail	1.3%
Other	2.1%

Key Fund Statistics

(as of May 31, 2025)

Total Net Assets	$1,627,983,836
# of Portfolio Holdings	28
Portfolio Turnover Rate	57%
Total Net Advisory Fees Paid	$8,079,978

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2025 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C216-SAR-0525

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2025

Goldman Sachs MLP Energy Infrastructure Fund

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 101.7%

Gathering + Processing – 39.4%
531,173	DT Midstream, Inc.	$55,635,060
12,153,380	Energy Transfer LP	212,441,082
80,450	Expand Energy Corp.	9,342,659
2,129,588	Genesis Energy LP	33,583,603
3,301,953	Hess Midstream LP Class A	122,172,261
1,668,024	USA Compression Partners LP	42,034,205
3,312,881	Western Midstream Partners LP	123,901,749
708,883	Williams Cos., Inc.	42,894,510

		642,005,129

Marketing | Retail – 1.3%
407,800	Global Partners LP	21,417,656

Marketing | Wholesale – 9.6%
1,192,103	BKV Corp.*	25,630,215
2,409,916	Sunoco LP	129,990,869

		155,621,084

Other | Liquefaction – 6.3%
1,232,701	Kinetik Holdings, Inc.	54,904,502
297,691	Targa Resources Corp.	47,014,340

		101,918,842

Pipeline Transportation | Natural Gas – 29.7%
697,696	Cheniere Energy Partners LP	40,026,820
167,149	Cheniere Energy, Inc.	39,612,641
368,036	Enbridge, Inc.	17,128,618
5,423,266	Enterprise Products Partners LP	167,145,058
4,065,037	MPLX LP	207,316,887
168,883	TC Energy Corp.	8,557,674
367,487	Venture Global, Inc. Class A	4,251,825

		484,039,523

Pipeline Transportation | Petroleum – 9.6%
435,910	Delek Logistics Partners LP	18,212,320
852,970	NGL Energy Partners LP*	2,976,865
8,126,786	Plains All American Pipeline LP	134,417,041

		155,606,226

Shares	Description	Value

Common Stocks – (continued)

Services | Midstream – 3.0%
1,124,176	Archrock, Inc.	$27,991,982
608,376	Kodiak Gas Services, Inc.	21,481,757

		49,473,739

Services | Upstream – 2.8%
318,863	ONEOK, Inc.	25,776,885
1,098,253	Suburban Propane Partners LP	20,691,086

		46,467,971

TOTAL COMMON STOCKS (Cost $1,545,041,652)		$1,656,550,170

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
33,710,783	4.216%	$33,710,783
(Cost $33,710,783)

TOTAL INVESTMENTS – 103.8% (Cost $1,578,752,435)		$1,690,260,953

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.8)%		(62,277,117)

NET ASSETS – 100.0%		$1,627,983,836

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities May 31, 2025 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $1,545,041,652)	$1,656,550,170
Investments in affiliated issuers, at value (cost $33,710,783)	33,710,783

Cash	7,180,476
Receivables:
Investments sold	31,359,008
Dividends	366,666
Fund shares sold	48,790
Collateral on certain derivative contracts(a)	1,176
Prepaid income tax	12,650,067
Prepaid state and local franchise taxes	63,343
Other assets	65,631

Total assets	1,741,996,110

Liabilities:

Foreign currency overdraft, at value (identified cost $93)	86
Payables:
Investments purchased	38,623,549
Management fees	692,783
Fund shares redeemed	400,673
Distribution and Service fees and Transfer Agency fees	43,722
Deferred taxes, net	73,914,043
Accrued expenses	337,418

Total liabilities	114,012,274

Net Assets:

Paid-in capital	2,160,926,694
Total distributable loss	(532,942,858)

NET ASSETS	$1,627,983,836

Net Assets:
Class A	$70,882,419
Class C	10,608,886
Institutional	209,524,961
Investor	70,756,481
Class R6	43,172,216
Class R	852,861
Class P	1,222,186,012

Total Net Assets	$1,627,983,836

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,001,453
Class C	346,932
Institutional	5,500,615
Investor	1,903,122
Class R6	1,130,975
Class R	25,263
Class P	31,911,731

Net asset value, offering and redemption price per share:(b)
Class A	35.42
Class C	30.58
Institutional	38.09
Investor	37.18
Class R6	38.17
Class R	33.76
Class P	38.30

(a)	Includes segregated cash of $1,176 relating to initial margin requirements and/or collateral on options transaction.
(b)

Maximum public offering price per share for Class A Shares is $37.48. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations For the Six Months Ended May 31, 2025 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $60,121)	$54,580,299

Dividends — affiliated issuers	360,039

Less: Return of Capital on Dividends	(44,977,835)

Total investment income	9,962,503

Expenses:

Management fees	8,093,158

Transfer Agency fees(a)	357,333

Professional fees	161,550

Distribution and Service (12b-1) fees(a)	138,334

Custody, accounting and administrative services	110,299

Registration fees	84,952

Printing and mailing costs	52,294

Trustee fees	15,061

Service fees — Class C	14,907

Other	37,910

Total operating expenses, before taxes	9,065,798

Less — expense reductions	(13,359)

Net operating expenses, before taxes	9,052,439

NET INVESTMENT INCOME, BEFORE TAXES	910,064

Current and deferred tax expense	(227,940)

NET INVESTMENT INCOME, NET OF TAXES	682,124

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	184,276,611

Foreign currency transactions	(4,145)

Current and deferred tax expense	(46,153,919)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(275,767,024)

Foreign currency translation	634

Current and deferred tax benefit	69,070,003

Net realized and unrealized loss, net of taxes	(68,577,840)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(67,895,716)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
$91,410	$44,722	$2,202	$54,846	$8,944	$44,532	$51,860	$6,588	$661	$189,902

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income (loss), net of taxes	$ 682,124	$ (2,723,784)

Net realized gain, net of taxes	138,118,547	286,321,319

Net change in unrealized gain (loss), net of taxes	(206,696,387)	176,263,829

Net increase (decrease) in net assets resulting from operations	(67,895,716)	459,861,364

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,511,575)	(4,798,589)

Class C Shares	(460,603)	(1,118,988)

Institutional Shares	(7,078,078)	(14,225,129)

Investor Shares	(2,338,104)	(3,990,163)

Class R6 Shares	(1,405,401)	(4,826,917)

Class R Shares	(31,407)	(68,231)

Class P Shares	(40,230,884)	(80,603,799)

Total distributions to shareholders	(54,056,052)	(109,631,816)

From share transactions:

Proceeds from sales of shares	81,710,406	99,575,975

Reinvestment of distributions	53,349,707	108,051,670

Cost of shares redeemed	(142,272,055)	(448,944,414)

Net decrease in net assets resulting from share transactions	(7,211,942)	(241,316,769)

TOTAL INCREASE (DECREASE)	(129,163,710)	108,912,779

Net assets:

Beginning of period	1,757,147,546	1,648,234,767

End of period	$1,627,983,836	$1,757,147,546

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class A Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$38.19		$31.06	$28.86	$22.75	$17.15		$ 26.10

Net investment loss(a)	(0.05)		(0.06)	(0.13)	(0.07)	(0.13	)(b)	(0.15)

Net realized and unrealized gain (loss)	(1.45)		9.68	4.45	7.88	7.23		(7.86)

Total from investment operations	(1.50)		9.62	4.32	7.81	7.10		(8.01)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$35.42		$38.19	$31.06	$28.86	$22.75		$ 17.15

Total return(c)	(4.00)%		32.26%	15.84%	34.91%	41.88%		(27.83)%

Net assets, end of period (in 000s)	$70,882		$74,562	$59,874	$53,751	$39,835		$34,024

Ratio of net expenses to average net assets after tax expense(d)	0.08	%(e)	7.32%	2.42%	2.59%	0.42%		2.61%

Ratio of total expenses to average net assets after tax expense(d)	0.08	%(e)	7.32%	2.42%	2.59%	0.43%		2.64%

Ratio of net expenses to average net assets before tax expense	1.41	%(e)	1.42%	1.43%	1.45%	1.45%		1.49%

Ratio of net investment loss to average net assets(f)	(0.26	)%(e)	(0.19)%	(0.47)%	(0.26)%	(0.60)%		(0.81)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class C Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$33.27		$27.54	$26.01	$20.79	$15.88		$24.55

Net investment loss(a)	(0.16)		(0.06)	(0.31)	(0.24)	(0.27	)(b)	(0.29)

Net realized and unrealized gain (loss)	(1.26)		8.28	3.96	7.16	6.68		(7.44)

Total from investment operations	(1.42)		8.22	3.65	6.92	6.41		(7.73)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$30.58		$33.27	$27.54	$26.01	$20.79		$15.88

Total return(c)	(4.35)%		31.27%	14.97%	33.89%	40.85%		(28.47)%

Net assets, end of period (in 000s)	$10,609		$13,612	$16,025	$22,030	$25,647		$24,897

Ratio of net expenses to average net assets after tax expense(d)	0.82	%(e)	7.63%	3.20%	3.34%	1.16%		3.37%

Ratio of total expenses to average net assets after tax expense(d)	0.82	%(e)	7.63%	3.20%	3.34%	1.18%		3.39%

Ratio of net expenses to average net assets before tax expense	2.16	%(e)	2.17%	2.18%	2.20%	2.20%		2.24%

Ratio of net investment loss to average net assets(f)	(1.01	)%(e)	(0.20)%	(1.23)%	(1.00)%	(1.35)%		(1.63)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Institutional Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$40.90		$32.99	$30.43	$23.82	$17.84		$ 26.95

Net investment income (loss)(a)	0.02		(0.06)	(0.04)	0.03	(0.05	)(b)	(0.11)

Net realized and unrealized gain (loss)	(1.56)		10.46	4.72	8.28	7.53		(8.06)

Total from investment operations	(1.54)		10.40	4.68	8.31	7.48		(8.17)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$38.09		$40.90	$32.99	$30.43	$23.82		$ 17.84

Total return(c)	(3.83)%		32.75%	16.22%	35.45%	42.40%		(27.54)%

Net assets, end of period (in 000s)	$209,525		$233,477	$192,787	$198,807	$160,785		$182,236

Ratio of net expenses to average net assets after tax expense(d)	(0.31	)%(e)	6.94%	2.08%	2.22%	0.05%		2.22%

Ratio of total expenses to average net assets after tax expense(d)	(0.31	)%(e)	6.94%	2.08%	2.22%	0.06%		2.25%

Ratio of net expenses to average net assets before tax expense	1.05	%(e)	1.06%	1.07%	1.08%	1.09%		1.10%

Ratio of net investment income (loss) to average net assets(f)	0.10	%(e)	(0.17)%	(0.12)%	0.12%	(0.21)%		(0.56)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Investor Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$39.97		$32.33	$29.89	$23.45	$17.60		$ 26.65

Net investment loss(a)	—	(b)	(0.06)	(0.06)	— (b)	(0.08	)(c)	(0.15)

Net realized and unrealized gain (loss)	(1.52)		10.19	4.62	8.14	7.43		(7.96)

Total from investment operations	(1.52)		10.13	4.56	8.14	7.35		(8.11)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$37.18		$39.97	$32.33	$29.89	$23.45		$ 17.60

Total return(d)	(3.87)%		32.58%	16.11%	35.28%	42.23%		(27.63)%

Net assets, end of period (in 000s)	$70,756		$68,322	$53,118	$59,725	$40,346		$32,396

Ratio of net expenses to average net assets after tax expense(e)	(0.18	)%(f)	7.25%	2.16%	2.34%	0.17%		2.36%

Ratio of total expenses to average net assets after tax expense(e)	(0.18	)%(f)	7.25%	2.16%	2.34%	0.18%		2.38%

Ratio of net expenses to average net assets before tax expense	1.16	%(f)	1.17%	1.18%	1.20%	1.20%		1.23%

Ratio of net investment income (loss) to average net assets(g)	0.01	%(f)	(0.18)%	(0.20)%	(0.01)%	(0.36)%		(0.73)%

Portfolio turnover rate(h)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R6 Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$40.98		$33.05	$30.47	$23.85	$17.86		$ 27.00

Net investment income (loss)(a)	0.02		(0.04)	(0.03)	0.04	(0.04	)(b)	(0.05)

Net realized and unrealized gain (loss)	(1.56)		10.46	4.73	8.28	7.53		(8.15)

Total from investment operations	(1.54)		10.42	4.70	8.32	7.49		(8.20)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$38.17		$40.98	$33.05	$30.47	$23.85		$ 17.86

Total return(c)	(3.82)%		32.75%	16.26%	35.45%	42.41%		(27.60)%

Net assets, end of period (in 000s)	$43,172		$45,162	$115,489	$126,621	$138,288		$181,968

Ratio of net expenses to average net assets after tax expense(d)	(0.27	)%(e)	5.31%	2.06%	2.21%	0.04%		2.23%

Ratio of total expenses to average net assets after tax expense(d)	(0.27	)%(e)	5.31%	2.06%	2.21%	0.05%		2.26%

Ratio of net expenses to average net assets before tax expense	1.04	%(e)	1.05%	1.06%	1.07%	1.08%		1.11%

Ratio of net investment income (loss) to average net assets(f)	0.11	%(e)	(0.12)%	(0.10)%	0.13%	(0.17)%		(0.29)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$36.51		$29.86	$27.90	$22.09	$16.72		$25.60

Net investment loss(a)	(0.09)		(0.06)	(0.21)	(0.13)	(0.18	)(b)	(0.17)

Net realized and unrealized gain (loss)	(1.39)		9.20	4.29	7.64	7.05		(7.77)

Total from investment operations	(1.48)		9.14	4.08	7.51	6.87		(7.94)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$33.76		$36.51	$29.86	$27.90	$22.09		$16.72

Total return(c)	(4.13)%		31.94%	15.52%	34.59%	41.57%		(28.11)%

Net assets, end of period (in 000s)	$853		$940	$1,000	$843	$731		$ 796

Ratio of net expenses to average net assets after tax expense(d)	0.35	%(e)	7.32%	2.72%	2.84%	0.66%		2.87%

Ratio of total expenses to average net assets after tax expense(d)	0.35	%(e)	7.32%	2.72%	2.85%	0.67%		2.90%

Ratio of net expenses to average net assets before tax expense	1.66	%(e)	1.67%	1.68%	1.70%	1.70%		1.74%

Ratio of net investment loss to average net assets(f)	(0.51	)%(e)	(0.19)%	(0.76)%	(0.50)%	(0.85)%		(0.94)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class P Shares

	Six Months Ended
	May 31, 2025		Year Ended November 30,

	(Unaudited)		2024	2023	2022	2021		2020

Per Share Data*

Net asset value, beginning of period	$41.11		$33.15	$30.56	$23.92	$17.91		$ 27.05

Net investment income (loss)(a)	0.02		(0.06)	(0.03)	0.03	(0.05	)(b)	(0.08)

Net realized and unrealized gain (loss)	(1.56)		10.51	4.74	8.31	7.56		(8.12)

Total from investment operations	(1.54)		10.45	4.71	8.34	7.51		(8.20)

Distributions to shareholders from net investment income	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		—

Distributions to shareholders from return of capital	—		—	—	—	—		(0.94)

Total distributions	(1.27)		(2.49)	(2.12)	(1.70)	(1.50)		(0.94)

Net asset value, end of period	$38.30		$41.11	$33.15	$30.56	$23.92		$ 17.91

Total return(c)	(3.81)%		32.74%	16.25%	35.43%	42.40%		(27.55)%

Net assets, end of period (in 000s)	$1,222,186		$1,321,072	$1,209,941	$1,051,583	$772,491		$526,900

Ratio of net expenses to average net assets after tax expense(d)	(0.30	)%(e)	6.82%	2.07%	2.21%	0.04%		2.23%

Ratio of total expenses to average net assets after tax expense(d)	(0.30	)%(e)	6.82%	2.07%	2.21%	0.05%		2.26%

Ratio of net expenses to average net assets before tax expense	1.04	%(e)	1.05%	1.06%	1.07%	1.08%		1.10%

Ratio of net investment income (loss) to average net assets(f)	0.11	%(e)	(0.17)%	(0.11)%	0.12%	(0.23)%		(0.38)%

Portfolio turnover rate(g)	57%		103%	102%	117%	166%		139%

*	On June 5, 2020, the MLP Energy Infrastructure Fund effected a 5-for-1 reverse share split. All per share data prior to June 5, 2020 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements May 31, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as

12

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of their deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2025:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

North America	$1,656,550,170	$—	$—

Investment Company	33,710,783	—	—

Total	$1,690,260,953	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

4. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2025, the Fund reevaluated its blended state income tax rate, increasing the rate from 1.01% to 1.05% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$(19,022,611)	21.00%

State income taxes, net of federal benefit	(951,131)	1.05%

Change in estimated deferred tax rate	214,133	(0.24)%

Effect of permanent differences	(2,928,535)	3.23%

Total current and deferred income tax expense/(benefit), net	$(22,688,144)	25.04%

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

4. TAXATION (continued)

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2025, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

State net operating loss carryforward	$3,929

Capital loss carryforward (tax basis)	11,848,019

Other tax assets	2,857,060

Total Deferred Tax Assets	$14,709,008

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(47,083,980)

Net unrealized gain on investment securities (tax basis)	(41,539,071)

Total Deferred Tax Liabilities	$(88,623,051)

Net Deferred Tax Asset/(Liability)	$(73,914,043)

At May 31, 2025, the Fund had capital loss carryforwards, subject to expiration and limitation based on the fiscal year generated, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2020	$53,732,510	November 30, 2025

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund has determined that no valuation allowance will be established for its tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

For the six months ended May 31, 2025, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$2,820,890	$(24,991,744)	$(22,170,854)

State	695,557	(1,212,847)	(517,290)

Total	$3,516,447	$(26,204,591)	$(22,688,144)

For the six months ended May 31, 2025, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,288,382,802

Gross unrealized gain	466,416,479

Gross unrealized loss	(64,538,328)

Net unrealized gain	$ 401,878,151

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

4. TAXATION (continued)

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the six months ended May 31, 2025, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2026. The Fund’s tax years ended November 30, 2022 through November 30, 2024 remain open for examination by U.S. federal and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended May 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate					Effective Net

First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Management Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.96%

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended May 31, 2025, GSAM waived $13,180 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2025, Goldman Sachs advised that it retained $3,277 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended May 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Transfer Agency Waivers/Credits	Total Expense Reductions

$13,180	$179	$13,359

G. Other Transactions with Affiliates — For the six months ended May 31, 2025, Goldman Sachs earned $15,632 in brokerage commissions from portfolio transactions on behalf of the Fund.

The following table provides information about the Fund’s investments in the Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the six months ended May 31, 2025:

Underlying Fund	Beginning Value as of November 30, 2024	Purchases at Cost	Proceeds from Sales	Ending Value as of May 31, 2025	Shares as of May 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund — Institutional Shares	$3,325,948	$174,426,846	$(144,042,011)	$33,710,783	33,710,783	$360,039

H. Line of Credit Facility — As of May 31, 2025, the Fund participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2025, the Fund did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2025, were $1,006,672,003 and $1,062,153,737, respectively.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk — The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an

19

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

7. OTHER RISKS (continued)

increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk — MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

7. OTHER RISKS (continued)

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

21

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	113,237	$4,232,890	232,522	$7,670,452

Reinvestment of distributions	68,423	2,502,558	141,135	4,781,897

Shares redeemed	(132,787)	(4,874,202)	(348,869)	(11,660,470)

	48,873	1,861,246	24,788	791,879

Class C Shares

Shares sold	23,415	772,709	35,728	1,088,128

Reinvestment of distributions	14,528	460,603	37,667	1,114,118

Shares redeemed	(100,142)	(3,235,999)	(246,145)	(7,079,367)

	(62,199)	(2,002,687)	(172,750)	(4,877,121)

Institutional Shares

Shares sold	247,458	10,002,660	624,611	22,276,257

Reinvestment of distributions	162,650	6,396,041	350,596	12,683,587

Shares redeemed	(617,855)	(24,235,655)	(1,109,795)	(39,371,458)

	(207,747)	(7,836,954)	(134,588)	(4,411,614)

Investor Shares

Shares sold	321,753	12,537,841	324,804	11,551,134

Reinvestment of distributions	60,572	2,322,813	112,013	3,973,122

Shares redeemed	(188,376)	(7,275,599)	(370,620)	(12,656,699)

	193,949	7,585,055	66,197	2,867,557

Class R6 Shares

Shares sold	136	5,302	1,281	45,186

Reinvestment of distributions	35,693	1,405,401	136,818	4,826,917

Shares redeemed	(6,798)	(287,195)	(2,530,608)	(91,736,671)

	29,031	1,123,508	(2,392,509)	(86,864,568)

Class R Shares

Shares sold	1,043	36,361	4,666	151,096

Reinvestment of distributions	900	31,407	2,106	68,231

Shares redeemed	(2,431)	(86,378)	(14,510)	(454,314)

	(488)	(18,610)	(7,738)	(234,987)

Class P Shares

Shares sold	1,353,207	54,122,643	1,587,168	56,793,722

Reinvestment of distributions	1,018,127	40,230,884	2,219,546	80,603,798

Shares redeemed	(2,590,826)	(102,277,027)	(8,171,391)	(285,985,435)

	(219,492)	(7,923,500)	(4,364,677)	(148,587,915)

NET DECREASE	(218,073)	$(7,211,942)	(6,981,277)	$(241,316,769)

22

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2025 Energy Funds Goldman Sachs Clean Energy Income Fund Goldman Sachs Energy Infrastructure Fund

Goldman Sachs Energy Funds

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.6%

Bioenergy – 5.6%
8,935	Bloom Energy Corp. Class A*	$165,029
14,161	Darling Ingredients, Inc.*	441,257
18,823	Ormat Technologies, Inc.	1,399,114

		2,005,400

Clean power – 79.8%
2,171	Acciona SA	349,813
11,139	American Electric Power Co., Inc.	1,152,775
42,673	Boralex, Inc. Class A	981,664
11,602	Brookfield Renewable Partners LP	275,689
27,300	Chubu Electric Power Co., Inc.	334,401
34,183	Clearway Energy, Inc. Class A	986,180
120,500	CLP Holdings Ltd.	1,020,442
7,066	CMS Energy Corp.	496,245
72,411	EDP Renovaveis SA	730,877
562,662	EDP SA	2,245,780
25,651	Engie SA	553,626
204,500	Equatorial Energia SA	1,310,416
14,323	HA Sustainable Infrastructure Capital, Inc.	358,791
29,974	Hydro One Ltd.(a)	1,103,644
119,273	Iberdrola SA	2,186,245
2,207	IDACORP, Inc.	262,523
12,434	Innergex Renewable Energy, Inc.	123,765
186,416	Meridian Energy Ltd.	610,344
59,462	National Grid PLC	842,026
7,703	NextEra Energy, Inc.	544,140
96,168	Northland Power, Inc.	1,433,743
24,087	Orsted AS*(a)	989,891
34,282	Redeia Corp. SA	709,212
68,953	RWE AG	2,596,228
26,998	Solaria Energia y Medio Ambiente SA*	233,139
122,719	SSE PLC	2,921,451
184,804	Terna—Rete Elettrica Nazionale	1,884,458
20,330	TransAlta Corp.	198,656
5,598	TXNM Energy, Inc.	317,351
4,540	Verbund AG	354,727
6,077	Xcel Energy, Inc.	425,998

		28,534,240

Solar Tech – 9.7%
12,335	Enphase Energy, Inc.*	510,546

Shares	Description	Value

Common Stocks† – (continued)

Solar Tech – (continued)
11,018	First Solar, Inc.*	$1,741,726
15,051	NEXTracker, Inc. Class A*	853,241
11,274	Sunrun, Inc.*	84,442
946,000	Xinyi Solar Holdings Ltd.	283,996

		3,473,951

Wind Tech – 3.5%
22,531	Nordex SE*	457,428
49,772	Vestas Wind Systems AS	787,157

		1,244,585

TOTAL COMMON STOCKS (Cost $33,399,384)		$35,258,176

Shares	Dividend Rate	Value

Investment Company(b) –0.1%

Goldman Sachs Financial Square Government Fund — Institutional Shares
25,828	4.216%	$25,828
(Cost $25,828)

TOTAL INVESTMENTS – 98.7% (Cost $33,425,212)		$35,284,004

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		476,422

NET ASSETS – 100.0%		$35,760,426

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.1%

Gathering + Processing – 33.4%
803,460	Antero Midstream Corp.	$15,088,979
289,405	DT Midstream, Inc.	30,312,280
2,161,628	Energy Transfer LP	37,785,257
502,923	Hess Midstream LP Class A	18,608,151
577,098	Keyera Corp.	17,590,272
283,325	Kinetik Holdings, Inc.	12,619,295
446,406	South Bow Corp.	11,606,556
249,219	Western Midstream Partners LP	9,320,791

		152,931,581

Marketing | Wholesale – 1.1%
304,579	Gibson Energy, Inc.	5,029,154

Other | Liquefaction – 12.8%
128,830	Cheniere Energy, Inc.	30,531,422
169,411	Targa Resources Corp.	26,755,079
113,992	Venture Global, Inc. Class A	1,318,887

		58,605,388

Pipeline Transportation | Natural Gas – 29.1%
839,425	Enterprise Products Partners LP	25,871,078
769,831	Kinder Morgan, Inc.	21,586,061
410,322	MPLX LP	20,926,422
247,259	ONEOK, Inc.	19,988,418
439,766	TC Energy Corp.	22,283,913
372,256	Williams Cos., Inc.	22,525,211

		133,181,103

Pipeline Transportation | Petroleum – 16.8%
800,565	Enbridge, Inc.	37,258,780
86,058	Genesis Energy LP	1,357,135
532,657	Pembina Pipeline Corp.	19,961,780
1,044,259	Plains GP Holdings LP Class A*	18,378,958

		76,956,653

Services | Midstream – 3.3%
236,393	Archrock, Inc.	5,886,186

Shares	Description	Value

Common Stocks† – (continued)

Services | Midstream – (continued)
162,263	Kodiak Gas Services, Inc.	$5,729,506
134,759	USA Compression Partners LP	3,395,927

		15,011,619

Services | Upstream – 1.6%
38,528	Aris Water Solutions, Inc. Class A	849,157
297,539	BKV Corp.*	6,397,089

		7,246,246

TOTAL COMMON STOCKS (Cost $207,242,725)		$448,961,744

Shares	Dividend Rate	Value

Investment Company(a) –1.5%

Goldman Sachs Financial Square Government Fund — Institutional Shares
6,902,646	4.216%	$6,902,646
(Cost $6,902,646)

TOTAL INVESTMENTS – 99.6% (Cost $214,145,371)		$455,864,390

OTHER ASSETS IN EXCESSS OF OTHER LIABILITIES – 0.4%		1,950,263

NET ASSETS – 100.0%		$457,814,653

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LP	—Limited Partnership

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities May 31, 2025 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $33,399,384 and $207,242,725, respectively)	$ 35,258,176	$448,961,744
Investments in affiliated issuers, at value (cost $25,828 and $6,902,646, respectively)	25,828	6,902,646
Cash	196,273	1,729,718
Foreign currencies, at value (cost $75,711 and $26, respectively)	76,013	26
Receivables:
Foreign tax reclaims	306,601	—
Dividends	58,940	496,930
Reimbursement from investment adviser	23,015	9,928
Fund shares sold	449	1,551
Other assets	59,472	38,532

Total assets	36,004,767	458,141,075

Liabilities:

Payables:
Fund shares redeemed	122,622	1,558
Management fees	12,520	200,811
Distribution and Service fees and Transfer Agency fees	1,106	7,142
Investments purchased	429	29,592
Accrued expenses	107,664	87,319

Total liabilities	244,341	326,422

Net Assets:

Paid-in capital	148,315,642	234,167,191

Total distributable earnings (loss)	(112,555,216)	223,647,462

NET ASSETS	$ 35,760,426	$457,814,653
Net Assets:
Class A	$ 1,810,570	$ 4,606,206
Class C	340,308	561,192
Institutional	2,244,448	6,418,299
Investor	3,169,944	119,011
Class R6	132,835	29,951,853
Class R	—	141,923
Class P	28,062,321	416,016,169

Total Net Assets	$ 35,760,426	$457,814,653

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	195,104	336,050
Class C	36,950	40,979
Institutional	241,183	464,946
Investor	341,021	8,621
Class R6	14,279	2,171,628
Class R	—	10,317
Class P	3,017,359	30,144,716

Net asset value, offering and redemption price per share:(a)
Class A	9.28	13.71
Class C	9.21	13.69
Institutional	9.31	13.80
Investor	9.30	13.80
Class R6	9.30	13.79
Class R	—	13.76
Class P	9.30	13.80

(a)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $9.82 and $14.51, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENERGY FUNDS

Statements of Operations For the Six Months Ended May 31, 2025 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $56,383 and $421,451, respectively)	$ 446,634	$ 6,102,131

Non-cash dividends — unaffiliated issuers	43,587	—

Dividends — affiliated issuers	2,503	86,375

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	1,071	—

Interest	481	58

Total investment income	494,276	6,188,564

Expenses:

Management fees	147,013	2,299,038

Professional fees	70,826	75,549

Custody, accounting and administrative services	67,241	78,758

Registration fees	53,028	61,302

Trustee fees	13,373	13,787

Printing and mailing costs	13,227	17,870

Transfer Agency fees(a)	7,900	72,420

Distribution and Service (12b-1) fees(a)	3,467	8,099

Service fees — Class C	386	737

Other	4,282	10,099

Total expenses	380,743	2,637,659

Less — expense reductions	(212,113)	(113,473)

Net expenses	168,630	2,524,186

NET INVESTMENT INCOME	325,646	3,664,378

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(2,721,934)	8,331,720

Foreign currency transactions	14,651	51,943

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	2,487,341	(33,811,348)

Foreign currency translation	22,513	6,403

Net realized and unrealized loss	(197,429)	(25,421,282)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 128,217	$(21,756,904)

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$2,310	$1,157	$—	$1,386	$231	$489	$1,213	$14	$—	$4,567
Energy Infrastructure Fund	5,531	2,210	358	3,319	442	1,130	90	5,300	107	62,032

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund

	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024	For the Six Months Ended May 31, 2025 (Unaudited)	For the Fiscal Year Ended November 30, 2024

From operations:

Net investment income	$ 325,646	$ 1,180,627	$ 3,664,378	$ 5,906,906
Net realized gain (loss)	(2,707,283)	(15,809,215)	8,383,663	53,800,345
Net change in unrealized gain (loss)	2,509,854	16,977,643	(33,804,945)	97,648,556

Net increase (decrease) in net assets resulting from operations	128,217	2,349,055	(21,756,904)	157,355,807

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(44,652)	(357,354)	(242,055)
Class C Shares	—	(4,066)	(67,080)	(44,652)
Institutional Shares	—	(83,587)	(526,018)	(252,214)
Investor Shares	—	(34,190)	(11,605)	(8,327)
Class R6 Shares	—	(1,746)	(3,707,069)	(3,063,674)
Class R Shares	—	—	(13,804)	(10,558)
Class P Shares	—	(1,123,573)	(39,757,166)	(30,152,539)
Return of capital:
Class A Shares	—	(11,605)	—	—
Class C Shares	—	(1,057)	—	—
Institutional Shares	—	(21,726)	—	—
Investor Shares	—	(8,887)	—	—
Class R6 Shares	—	(454)	—	—
Class P Shares	—	(292,038)	—	—

Total distributions to shareholders	—	(1,627,581)	(44,440,096)	(33,774,019)

From share transactions:

Proceeds from sales of shares	3,622,728	14,292,901	61,635,112	56,342,986
Reinvestment of distributions	—	1,615,474	44,377,237	33,711,925
Cost of shares redeemed	(18,077,261)	(64,482,998)	(58,387,006)	(87,156,888)

Net increase (decrease) in net assets resulting from share transactions	(14,454,533)	(48,574,623)	47,625,343	2,898,023

TOTAL INCREASE (DECREASE)	(14,326,316)	(47,853,149)	(18,571,657)	126,479,811

Net assets:

Beginning of period	50,086,742	97,939,891	476,386,310	349,906,499

End of period	$ 35,760,426	$ 50,086,742	$457,814,653	$ 476,386,310

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class A Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.98	$12.19	$13.93	$13.60	$10.00

Net investment income(b)	0.06		0.12	0.16	0.09	0.06	0.08

Net realized and unrealized gain (loss)	0.27	(c)	0.06	(3.08)	(0.97)	0.48	3.55

Total from investment operations	0.33		0.18	(2.92)	(0.88)	0.54	3.63

Distributions to shareholders from net investment income	—		(0.17)	(0.22)	(0.05)	(0.16)	(0.03)

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.04)	(0.07)	(0.13)	—	—

Total distributions	—		(0.21)	(0.29)	(0.86)	(0.21)	(0.03)

Net asset value, end of period	$9.28		$8.95	$8.98	$12.19	$13.93	$13.60

Total return(d)	3.69%		1.90%	(24.05)%	(6.52)%	4.01%	36.27%

Net assets, end of period (in 000s)	$1,811		$2,092	$2,909	$4,621	$5,194	$1,882

Ratio of net expenses to average net assets	1.25	%(e)	1.26%	1.26%	1.26%	1.26%	1.27	%(e)

Ratio of total expenses to average net assets	2.42	%(e)	1.80%	1.39%	1.35%	1.39%	2.42	%(e)

Ratio of net investment income to average net assets	1.48	%(e)	1.36%	1.47%	0.76%	0.42%	1.54	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class C Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.91		$8.95	$12.13	$13.87	$13.58	$10.00

Net investment income (loss)(b)	0.03		0.05	0.08	0.01	(0.05)	0.03

Net realized and unrealized gain (loss)	0.27	(c)	0.05	(3.06)	(0.97)	0.49	3.55

Total from investment operations	0.30		0.10	(2.98)	(0.96)	0.44	3.58

Distributions to shareholders from net investment income	—		(0.11)	(0.15)	(0.03)	(0.10)	—

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.03)	(0.05)	(0.07)	—	—

Total distributions	—		(0.14)	(0.20)	(0.78)	(0.15)	—

Net asset value, end of period	$9.21		$8.91	$8.95	$12.13	$13.87	$13.58

Total return(d)	3.37%		1.10%	(24.66)%	(7.16)%	3.22%	35.80%

Net assets, end of period (in 000s)	$340		$320	$360	$616	$481	$83

Ratio of net expenses to average net assets	2.00	%(e)	2.01%	2.01%	2.01%	2.01%	2.02	%(e)

Ratio of total expenses to average net assets	3.20	%(e)	2.55%	2.14%	2.10%	2.14%	4.85	%(e)

Ratio of net investment income (loss) to average net assets	0.77	%(e)	0.49%	0.72%	0.05%	(0.39)%	0.51	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Institutional Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.99	$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.07		0.16	0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.29	(c)	0.05	(3.09)	(0.98)	0.49	3.56

Total from investment operations	0.36		0.21	(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.08)	(0.16)	—	—

Total distributions	—		(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.31		$8.95	$8.99	$12.21	$13.95	$13.61

Total return(d)	4.02%		2.18%	(23.79)%	(6.14)%	4.45%	36.40%

Net assets, end of period (in 000s)	$2,244		$3,595	$5,606	$7,667	$8,538	$7,070

Ratio of net expenses to average net assets	0.89	%(e)	0.90%	0.90%	0.89%	0.89%	0.89	%(e)

Ratio of total expenses to average net assets	2.04	%(e)	1.43%	1.02%	0.98%	1.03%	3.62	%(e)

Ratio of net investment income to average net assets	1.74	%(e)	1.73%	1.87%	1.12%	0.76%	1.52	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Investor Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.99	$12.19	$13.93	$13.61	$10.00

Net investment income(b)	0.13		0.15	0.17	0.13	0.07	0.07

Net realized and unrealized gain (loss)	0.22	(c)	0.05	(3.06)	(0.98)	0.51	3.56

Total from investment operations	0.35		0.20	(2.89)	(0.85)	0.58	3.63

Distributions to shareholders from net investment income	—		(0.19)	(0.24)	(0.05)	(0.21)	(0.02)

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.07)	(0.16)	—	—

Total distributions	—		(0.24)	(0.31)	(0.89)	(0.26)	(0.02)

Net asset value, end of period	$9.30		$8.95	$8.99	$12.19	$13.93	$13.61

Total return(d)	3.91%		2.16%	(23.88)%	(6.25)%	4.27%	36.33%

Net assets, end of period (in 000s)	$3,170		$1,469	$2,286	$10,087	$5,653	$68

Ratio of net expenses to average net assets	1.00	%(e)	1.01%	1.01%	1.01%	1.01%	1.02	%(e)

Ratio of total expenses to average net assets	2.24	%(e)	1.54%	1.14%	1.10%	1.14%	3.86	%(e)

Ratio of net investment income to average net assets	3.03	%(e)	1.60%	1.54%	1.04%	0.53%	1.39	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class R6 Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.99	$12.21	$13.95	$13.61	$10.00

Net investment income(b)	0.09		0.15	0.20	0.15	0.11	0.08

Net realized and unrealized gain (loss)	0.26	(c)	0.06	(3.09)	(0.99)	0.49	3.56

Total from investment operations	0.35		0.21	(2.89)	(0.84)	0.60	3.64

Distributions to shareholders from net investment income	—		(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.08)	(0.16)	—	—

Total distributions	—		(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.30		$8.95	$8.99	$12.21	$13.95	$13.61

Total return(d)	3.91%		2.31%	(23.86)%	(6.13)%	4.46%	36.40%

Net assets, end of period (in 000s)	$133		$84	$83	$99	$71	$68

Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.88%	0.89%	0.88%	0.88	%(e)

Ratio of total expenses to average net assets	2.09	%(e)	1.43%	1.01%	0.97%	1.02%	3.72	%(e)

Ratio of net investment income to average net assets	2.14	%(e)	1.65%	1.86%	1.20%	0.75%	1.53	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class P Shares
	Six Months Ended May 31, 2025 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2020(a)
			2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$8.95		$8.99	$12.20	$13.94	$13.61	$10.00

Net investment income(b)	0.07		0.16	0.20	0.14	0.11	0.08

Net realized and unrealized gain (loss)	0.28	(c)	0.05	(3.08)	(0.98)	0.48	3.56

Total from investment operations	0.35		0.21	(2.88)	(0.84)	0.59	3.64

Distributions to shareholders from net investment income	—		(0.20)	(0.25)	(0.06)	(0.21)	(0.03)

Distributions to shareholders from net realized gains	—		—	—	(0.68)	(0.05)	—

Distributions to shareholders from return of capital	—		(0.05)	(0.08)	(0.16)	—	—

Total distributions	—		(0.25)	(0.33)	(0.90)	(0.26)	(0.03)

Net asset value, end of period	$9.30		$8.95	$8.99	$12.20	$13.94	$13.61

Total return(d)	3.91%		2.30%	(23.81)%	(6.14)%	4.39%	36.41%

Net assets, end of period (in 000s)	$28,062		$42,527	$86,696	$293,501	$421,488	$115,158

Ratio of net expenses to average net assets	0.88	%(e)	0.89%	0.88%	0.88%	0.88%	0.88	%(e)

Ratio of total expenses to average net assets	2.03	%(e)	1.42%	1.01%	0.97%	1.01%	1.85	%(e)

Ratio of net investment income to average net assets	1.73	%(e)	1.73%	1.79%	1.11%	0.78%	1.41	%(e)

Portfolio turnover rate(f)	17%		136%	40%	44%	75%	10%

(a)	Commenced operations on June 26, 2020.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class A Shares
	Six Months Ended		Year Ended Novemer 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.95		$11.75	$11.56	$9.56	$7.18	$8.64

Net investment income(a)	0.09		0.15	0.15	0.07	0.06	0.03

Net realized and unrealized gain (loss)	(0.84)		5.16	0.77	2.70	2.71	(1.16)

Total from investment operations	(0.75)		5.31	0.92	2.77	2.77	(1.13)

Distributions to shareholders from net investment income	—		(0.44)	(0.43)	(0.37)	(0.39)	(0.05)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.23)

Total distributions	(1.49)		(1.11)	(0.73)	(0.77)	(0.39)	(0.33)

Net asset value, end of period	$13.71		$15.95	$11.75	$11.56	$9.56	$7.18

Total return(b)	(4.68)%		48.67%	8.63%	30.74%	38.55%	(13.05)%

Net assets, end of period (in 000s)	$4,606		$3,699	$2,442	$2,296	$617	$68

Ratio of net expenses to average net assets	1.46	%(c)	1.46%	1.47%	1.47%	1.47%	1.48%

Ratio of total expenses to average net assets	1.51	%(c)	1.53%	1.52%	1.54%	1.53%	1.73%

Ratio of net investment income to average net assets	1.26	%(c)	1.21%	1.40%	0.67%	0.68%	0.35%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class C Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$15.99		$11.79	$11.60	$9.58	$7.20	$8.64

Net investment income (loss)(a)	0.03		0.06	0.07	(0.01)	0.01	(0.02)

Net realized and unrealized gain (loss)	(0.84)		5.15	0.77	2.71	2.69	(1.16)

Total from investment operations	(0.81)		5.21	0.84	2.70	2.70	(1.18)

Distributions to shareholders from net investment income	—		(0.34)	(0.35)	(0.28)	(0.32)	(0.02)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.19)

Total distributions	(1.49)		(1.01)	(0.65)	(0.68)	(0.32)	(0.26)

Net asset value, end of period	$13.69		$15.99	$11.79	$11.60	$9.58	$7.20

Total return(b)	(5.07)%		47.46%	7.85%	29.76%	37.44%	(13.60)%

Net assets, end of period (in 000s)	$561		$719	$520	$556	$448	$135

Ratio of net expenses to average net assets	2.21	%(c)	2.21%	2.22%	2.22%	2.22%	2.23%

Ratio of total expenses to average net assets	2.26	%(c)	2.28%	2.27%	2.29%	2.28%	2.48%

Ratio of net investment income (loss) to average net assets	0.48	%(c)	0.48%	0.64%	(0.12)%	0.16%	(0.34)%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Institutional Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.03		$11.81	$11.62	$9.59	$7.19	$8.65

Net investment income(a)	0.12		0.19	0.21	0.11	0.10	0.05

Net realized and unrealized gain (loss)	(0.86)		5.19	0.75	2.72	2.70	(1.16)

Total from investment operations	(0.74)		5.38	0.96	2.83	2.80	(1.11)

Distributions to shareholders from net investment income	—		(0.49)	(0.47)	(0.40)	(0.40)	(0.05)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(1.49)		(1.16)	(0.77)	(0.80)	(0.40)	(0.35)

Net asset value, end of period	$13.80		$16.03	$11.81	$11.62	$9.59	$7.19

Total return(b)	(4.58)%		49.06%	9.07%	31.17%	39.03%	(12.74)%

Net assets, end of period (in 000s)	$6,418		$5,238	$4,311	$1,240	$1,323	$2,415

Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of total expenses to average net assets	1.15	%(c)	1.16%	1.15%	1.17%	1.18%	1.35%

Ratio of net investment income to average net assets	1.65	%(c)	1.50%	1.87%	1.04%	1.13%	0.74%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Investor Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.03		$11.81	$11.61	$9.59	$7.19	$8.65

Net investment income(a)	0.10		0.19	0.18	0.10	0.09	0.04

Net realized and unrealized gain (loss)	(0.84)		5.17	0.78	2.71	2.71	(1.16)

Total from investment operations	(0.74)		5.36	0.96	2.81	2.80	(1.12)

Distributions to shareholders from net investment income	—		(0.47)	(0.46)	(0.39)	(0.40)	(0.05)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.24)

Total distributions	(1.49)		(1.14)	(0.76)	(0.79)	(0.40)	(0.34)

Net asset value, end of period	$13.80		$16.03	$11.81	$11.61	$9.59	$7.19

Total return(b)	(4.58)%		48.91%	8.96%	31.02%	38.90%	(12.86)%

Net assets, end of period (in 000s)	$119		$125	$84	$77	$57	$41

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.22%	1.23%	1.22%	1.23%

Ratio of total expenses to average net assets	1.26	%(c)	1.28%	1.27%	1.29%	1.29%	1.49%

Ratio of net investment income to average net assets	1.47	%(c)	1.47%	1.65%	0.91%	0.96%	0.61%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R6 Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.01		$11.79	$11.59	$9.58	$7.18	$8.65

Net investment income(a)	0.11		0.20	0.19	0.11	0.10	0.06

Net realized and unrealized gain (loss)	(0.84)		5.18	0.78	2.70	2.71	(1.18)

Total from investment operations	(0.73)		5.38	0.97	2.81	2.81	(1.12)

Distributions to shareholders from net investment income	—		(0.49)	(0.47)	(0.40)	(0.41)	(0.05)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(1.49)		(1.16)	(0.77)	(0.80)	(0.41)	(0.35)

Net asset value, end of period	$13.79		$16.01	$11.79	$11.59	$9.58	$7.18

Total return(b)	(4.52)%		49.14%	9.08%	31.11%	39.13%	(12.83)%

Net assets, end of period (in 000s)	$29,952		$39,790	$32,956	$86,997	$81,455	$78,375

Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.14	%(c)	1.16%	1.15%	1.15%	1.17%	1.30%

Ratio of net investment income to average net assets	1.57	%(c)	1.63%	1.76%	1.00%	1.10%	0.92%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.02		$11.79	$11.62	$9.60	$7.19	$8.65

Net investment income(a)	0.07		0.13	0.13	0.04	0.04	0.01

Net realized and unrealized gain (loss)	(0.84)		5.17	0.76	2.71	2.72	(1.17)

Total from investment operations	(0.77)		5.30	0.89	2.75	2.76	(1.16)

Distributions to shareholders from net investment income	—		(0.40)	(0.42)	(0.33)	(0.35)	(0.04)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.21)

Total distributions	(1.49)		(1.07)	(0.72)	(0.73)	(0.35)	(0.30)

Net asset value, end of period	$13.76		$16.02	$11.79	$11.62	$9.60	$7.19

Total return(b)	(4.79)%		48.19%	8.39%	30.37%	38.33%	(13.34)%

Net assets, end of period (in 000s)	$142		$148	$126	$72	$56	$40

Ratio of net expenses to average net assets	1.71	%(c)	1.71%	1.72%	1.72%	1.72%	1.73%

Ratio of total expenses to average net assets	1.76	%(c)	1.78%	1.77%	1.79%	1.79%	1.99%

Ratio of net investment income to average net assets	0.98	%(c)	1.03%	1.15%	0.40%	0.47%	0.10%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class P Shares
	Six Months Ended		Year Ended November 30,
	May 31, 2025 (Unaudited)		2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$16.02		$11.80	$11.60	$9.58	$7.18	$8.64

Net investment income(a)	0.11		0.20	0.19	0.11	0.10	0.06

Net realized and unrealized gain (loss)	(0.84)		5.18	0.78	2.71	2.71	(1.17)

Total from investment operations	(0.73)		5.38	0.97	2.82	2.81	(1.11)

Distributions to shareholders from net investment income	—		(0.49)	(0.47)	(0.40)	(0.41)	(0.05)

Distributions to shareholders from net realized gains	(1.49)		(0.67)	(0.30)	(0.40)	—	(0.05)

Distributions to shareholders from return of capital	—		—	—	—	—	(0.25)

Total distributions	(1.49)		(1.16)	(0.77)	(0.80)	(0.41)	(0.35)

Net asset value, end of period	$13.80		$16.02	$11.80	$11.60	$9.58	$7.18

Total return(b)	(4.52)%		49.11%	9.09%	31.22%	39.13%	(12.74)%

Net assets, end of period (in 000s)	$416,016		$426,667	$309,469	$296,933	$213,647	$160,821

Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.14	%(c)	1.16%	1.15%	1.16%	1.16%	1.33%

Ratio of net investment income to average net assets	1.60	%(c)	1.59%	1.77%	1.04%	1.10%	0.84%

Portfolio turnover rate(d)	13%		43%	41%	56%	58%	121%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements May 31, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/

Fund	Share Classes Offered	Non-diversified

Goldman Sachs Clean Energy Income Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

19

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing

20

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

21

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2025:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$1,354,843	$—

Australia and Oceania	—	610,344	—

Europe	—	17,842,058	—

North America	13,856,519	283,996	—

South America	1,310,416	—	—

Investment Company	25,828	—	—

Total	$15,192,763	$20,091,241	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$448,961,744	$—	$—

Investment Company	6,902,646	—	—

Total	$455,864,390	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

22

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2025, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended May 31, 2025, GSAM waived $55 and $3,241 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2025, Goldman Sachs retained $3 and $4 related to Clean Energy Income Class A Shares and Energy Infrastructure Class A Shares, respectively.

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

23

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 30, 2026, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended May 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$ 55	$4	$212,054	$212,113

Energy Infrastructure Fund	3,241	5	110,227	113,473

G. Line of Credit Facility — As of May 31, 2025, the Funds participated in a $1,300,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2025, the Funds did not have any borrowings under the facility. Prior to April 14, 2025, the facility was $1,150,000,000.

H. Other Transactions with Affiliates — For the six months ended May 31, 2025, Goldman Sachs earned $0 and $3,665 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

As of May 31, 2025, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Institutional	Investor	Class R6	Class R

Clean Energy Income Fund	6%	—%	41%	—%

Energy Infrastructure Fund	—	97	—	78

24

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended May 31, 2025:

		Beginning Value as of			Ending Value as of	Shares as of
		November 30,	Purchases	Proceeds	May 31,	May 31,	Dividend
Fund	Underlying Fund	2024	at Cost	from Sales	2025	2025	Income

Clean Energy Income Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	$ 42,964	$4,257,847	$(4,274,983)	$25,828	25,828	$2,503

Energy Infrastructure Fund	Goldman Sachs Financial Square Government Fund — Institutional Shares	5,015,672	51,150,362	(49,263,388)	6,902,646	6,902,646	86,375

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2025, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$6,483,128	$20,405,252

Energy Infrastructure Fund	69,201,509	58,812,252

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default

25

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

6. SECURITIES LENDING (continued)

by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2025, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2025, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2025.

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of
Fund	November 30, 2024	at cost	from Sales	May 31, 2025

Clean Energy Income Fund	$—	$1,412,555	$(1,412,555)	$—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Capital loss carryforwards:

Perpetual Short-Term	$(14,324,090)	$—

Perpetual Long-Term	(89,304,825)	—

Total capital loss carryforwards	(103,628,915)	—

Timing differences (Post October Loss Deferral/Late Year Ordinary Loss Deferral)	$(1,154,285)	$(75)

As of May 31, 2025, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Tax Cost	$40,683,480	$243,609,494

Gross unrealized gain	4,212,459	242,386,921

Gross unrealized loss	(9,611,935)	(30,132,025)

Net unrealized gain (loss)	$(5,399,476)	$212,254,896

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

26

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Energy Infrastructure Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property,

27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

8. OTHER RISKS (continued)

trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

28

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

30

GOLDMAN SACHS ENERGY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	20,227	$169,373	35,215	$318,055

Reinvestment of distributions	—	—	6,201	56,073

Shares redeemed	(58,933)	(499,620)	(131,424)	(1,207,003)

	(38,706)	(330,247)	(90,008)	(832,875)

Class C Shares

Shares sold	16,018	127,175	5,175	47,014

Reinvestment of distributions	—	—	499	4,504

Shares redeemed	(15,024)	(128,518)	(9,970)	(88,064)

	994	(1,343)	(4,296)	(36,546)

Institutional Shares

Shares sold	10,319	84,659	123,958	1,165,320

Reinvestment of distributions	—	—	10,394	94,009

Shares redeemed	(170,585)	(1,413,385)	(356,194)	(3,264,059)

	(160,266)	(1,328,726)	(221,842)	(2,004,730)

Investor Shares

Shares sold	292,344	2,567,459	42,495	389,761

Reinvestment of distributions	—	—	4,766	43,077

Shares redeemed	(115,510)	(954,192)	(137,435)	(1,248,687)

	176,834	1,613,267	(90,174)	(815,849)

Class R6 Shares

Shares sold	5,918	51,876	2,679	25,642

Reinvestment of distributions	—	—	244	2,200

Shares redeemed	(1,016)	(8,169)	(2,814)	(26,365)

	4,902	43,707	109	1,477

Class P Shares

Shares sold	73,534	622,186	1,340,578	12,347,109

Reinvestment of distributions	—	—	156,539	1,415,611

Shares redeemed	(1,808,347)	(15,073,377)	(6,390,746)	(58,648,820)

	(1,734,813)	(14,451,191)	(4,893,629)	(44,886,100)

NET DECREASE	(1,751,055)	$(14,454,533)	(5,299,840)	$(48,574,623)

31

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Six Months Ended May 31, 2025 (Unaudited)		For the Fiscal Year Ended November 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	153,693	$2,151,427	104,380	$1,352,036

Reinvestment of distributions	26,103	357,354	20,340	242,055

Shares redeemed	(75,714)	(1,028,169)	(100,540)	(1,263,253)

	104,082	1,480,612	24,180	330,838

Class C Shares

Shares sold	—	12	897	11,387

Reinvestment of distributions	4,889	67,080	3,814	44,652

Shares redeemed	(8,876)	(121,474)	(3,882)	(46,742)

	(3,987)	(54,382)	829	9,297

Institutional Shares

Shares sold	138,347	1,931,187	404,160	5,540,722

Reinvestment of distributions	38,228	526,018	21,201	252,214

Shares redeemed	(38,456)	(534,713)	(463,456)	(5,456,271)

	138,119	1,922,492	(38,095)	336,665

Investor Shares

Shares sold	—	3	—	18

Reinvestment of distributions	843	11,605	694	8,327

Shares redeemed	(1)	(11)	(1)	(17)

	842	11,597	693	8,328

Class R6 Shares

Shares sold	24,010	327,235	113,468	1,423,857

Reinvestment of distributions	265,033	3,644,210	253,175	3,001,580

Shares redeemed	(602,357)	(8,665,138)	(676,911)	(8,573,487)

	(313,314)	(4,693,693)	(310,268)	(4,148,050)

Class R Shares

Shares sold	307	4,398	1,007	13,299

Reinvestment of distributions	1,004	13,804	902	10,558

Shares redeemed	(244)	(3,316)	(3,301)	(38,878)

	1,067	14,886	(1,392)	(15,021)

Class P Shares

Shares sold	4,069,526	57,220,850	3,777,437	48,001,667

Reinvestment of distributions	2,889,329	39,757,166	2,522,008	30,152,539

Shares redeemed	(3,447,340)	(48,034,185)	(5,901,177)	(71,778,240)

	3,511,515	48,943,831	398,268	6,375,966

NET INCREASE	3,438,324	$47,625,343	74,215	$2,898,023

32

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2025 Goldman Sachs. All rights reserved. MLPANDESAR-25

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 1, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 1, 2025